Accounts and Other Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 – Receivables

Accounts and other receivable, net consisted of the following:

	Successor	Predecessor
	September 30,	December 31,
	2016	2015

Trade receivables	$90,661	$460,763
Other receivables	817,640	650,230
	908,301	1,110,993
Less allowance for doubtful accounts	(1,651)	(96,748)
	$906,650	$1,014,245

Other receivables at September 30, 2016 and December 31, 2015 consist primarily of a value added tax receivable, royalties due from Arthrex, and the receivable due from our contract manufacturer for the cost of raw materials required to manufacture the Angel products that were purchased by the Company and immediately resold, at cost, to the contract manufacturer. We assigned all of our rights under the Arthrex Agreement to Deerfield on the Effective Date.

Note 4 — Accounts and Other Receivable

Accounts and other receivable, net consisted of the following:

	December 31,	December 31,
	2015	2014
Trade receivables	$460,763	$609,179
Other receivables	650,230	1,312,617
	1,110,993	1,921,796
Less allowance for doubtful accounts	(96,748)	(32,469)
	$1,014,245	$1,889,327

Other receivables consist primarily of royalties due from Arthrex and the receivable due from our contract manufacturer for the cost of raw materials required to manufacture the Angel products that are purchased by the Company and immediately resold, at cost, to the contract manufacturer.

The allowance for doubtful accounts was $96,748 and $32,469 as of December 31, 2015 and 2014, respectively.